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April 1, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: RiverSource Market Advantage Series, Inc.
       RiverSource Portfolio Builder Conservative Fund
       RiverSource Portfolio Builder Moderate Conservative Fund
       RiverSource Portfolio Builder Moderate Fund
       RiverSource Portfolio Builder Moderate Aggressive Fund
       RiverSource Portfolio Builder Aggressive Fund
       RiverSource Portfolio Builder Total Equity Fund
       RiverSource Small Company Index Fund
       RiverSource S&P 500 Index Fund

       Post-Effective Amendment No. 38
       File No. 33-30770/811-5897
    Accession Number: 0000950137-08-004441

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 38 (Amendment). This Amendment was filed electronically on March 26, 2008.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.